OTHER EXPENSE, NET - Accounts Receivables Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Balance at beginning of period	$ 4,747	$ 2,341
Provision during the period	1,920	2,406
Balance at end of period	$ 6,667	$ 4,747